Income Taxes (Schedule of Reconciliation between Statutory Federal Income Tax Rate and Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for (benefit from) income taxes at statutory federal tax rate, Amount	$ (139,685)	$ 2,814	$ 4,527
State income taxes, net of federal income tax benefit, Amount	(47,749)	(171)	(1,202)
Net (income) loss attributable to noncontrolling interests, Amount	(872)	(1,189)	157
Non-deductible goodwill and Spin-off costs, Amount	36,009	0	0
Change in valuation allowance, Amount	94,745	1,459	1,791
All other, Amount	3,677	391	306
Total provision for (benefit from) income taxes	$ (53,875)	$ 3,304	$ 5,579
Provision for (benefit from) income taxes at statutory federal tax rate, Percentage	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit, Percentage	12.00%	(2.10%)	(9.30%)
Net (income) loss attributable to noncontrolling interests, Percentage	0.20%	(14.80%)	1.20%
Non-deductible goodwill and Spin-off costs, Percentage	(9.00%)	0.00%	0.00%
Change in valuation allowance, Percentage	(23.70%)	18.20%	13.80%
All other, Percentage	(1.00%)	4.80%	2.40%
Total effective tax rate	13.50%	41.10%	43.10%